United States
Securities and Exchange Commission
Washington, D.C. 20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: 09/30/2009

Check here if Amendment[ ];Amendment Number:
This Amendment(Check one):    [ ]is a restatement.
                              [ ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Baldwin Investment Management
Address: 100 Four Falls Corp Center, Suite 202
         West Conshohocken, PA 19403

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Singing this Report on Behalf of Reporting Manager:

Name: Peter Havens
Title: Chairman
Phone: 610-260-0453

Signature, Place, and Date of Signing:

Peter H Havens         West Conshohocken, PA       11/12/09
    Signature              City, State              Date

Report Type (Check only one):

[x] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported on this report.)
[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).
[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers(s).)

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 104
Form 13F Information Table Value Total: 143,009
                                       (thousands)
List of Other Included Managers: None

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FORM 13F INFORMATION TABLE
                                                                 VALUE    SHARES/  SH/PUT/INVSTMT   OTHER  VOTING AUTHORITY
           NAME OF ISSUER             TITLE OF CLASS    CUSIP   (X$1000)  PRN AMT  PRNCALLDSCRETN MANAGERS    SOLE   SHARED NONE
-------------------------            -------------    --------  ------- -------    -- --- ------  -------  ----      -----  ---

Accenture Plc                        Common Stock     G1151C101      509     13,650SH     SOLE                 13,650
Bunge Limited                        Common Stock     G16962105      664     10,600SH     SOLE                 10,600
UTI Worldwide Inc                    Common Stock     G87210103      319     22,000SH     SOLE                 22,000
Noble Drilling Corp                  Common Stock     H5833N103      607     16,000SH     SOLE                 16,000
Teekay LNG Partners                  PRTNRSP UNITS    Y8564M105      366     14,764SH     SOLE                 14,764
AT&T Inc                             Common Stock     00206R102      344     12,746SH     SOLE                 12,746
Abbott Laboratories                  Common Stock     002824100      548     11,075SH     SOLE                 11,075
America Movil Sa L Adr               SPON ADR L SHS   02364W105      574     13,100SH     SOLE                 13,100
American Tower Corp Cl A             Common Stock     029912201      501     13,775SH     SOLE                 13,775
Apache Corp                          Common Stock     037411105      828      9,018SH     SOLE                  9,018
Apple Computer Inc                   Common Stock     037833100      696      3,755SH     SOLE                  3,755
Berkshire Hathaway Cl A              CL A             084670108   86,153        853SH     SOLE                    853
Berkshire Hathaway Cl B              CL B             084670207    1,286        387SH     SOLE                    387
Best Buy Co Inc                      Common Stock     086516101      242      6,462SH     SOLE                  6,462
CH Robinson Worldwide Inc            Common Stock     12541W209      716     12,400SH     SOLE                 12,400
CNOOC Ltd                            Sponsored ADR     126132109     359      2,648SH     SOLE                  2,648
CVS Corp                             Common Stock      126650100     546     15,275SH     SOLE                 15,275
Carnival Corp                        Common Stock      143658300     207      6,213SH     SOLE                  6,213
Celgene Corp                         Common Stock      151020104     850     15,200SH     SOLE                 15,200
ChevronTexaco Corp.                  Common Stock      166764100     486      6,900SH     SOLE                  6,900
Cisco Systems Inc                    Common Stock     17275R102    1,081     45,930SH     SOLE                 45,930
Clorox Co                            Common Stock      189054109     359      6,100SH     SOLE                  6,100
Coach Inc                            Common Stock      189754104     248      7,525SH     SOLE                  7,525
ConocoPhillips                       Common Stock     20825C104      322      7,125SH     SOLE                  7,125
Corning Inc                          Common Stock      219350105     334     21,799SH     SOLE                 21,799
Costco Wholesale Corporation         Common Stock     22160K105      326      5,775SH     SOLE                  5,775
Danaher Corp                         Common Stock      235851102     779     11,575SH     SOLE                 11,575
Devon Energy Corp                    Common Stock     25179M103      332      4,932SH     SOLE                  4,932
Dominion Resources Inc               Common Stock     25746U109      320      9,275SH     SOLE                  9,275
Duke Energy Corp.                    Common Stock     26441C105      179     11,396SH     SOLE                 11,396
EMC Corp                             Common Stock      268648102     477     27,981SH     SOLE                 27,981
Ensco International Inc              Common Stock     26874Q100      425     10,000SH     SOLE                 10,000
Enterprise Products Partners         Unit Ltd Partn    293792107   1,083     38,250SH     SOLE                 38,250
Exelon Corporation                   Common Stock     30161N101      315      6,350SH     SOLE                  6,350
Exxon Mobil Corporation              Common Stock     30231G102    1,419     20,687SH     SOLE                 20,687
FedEx Corp                           Common Stock     31428X106      448      5,950SH     SOLE                  5,950
Fluor Corp                           Common Stock      343412102     477      9,375SH     SOLE                  9,375
General Electric Co                  Common Stock      369604103     602     36,675SH     SOLE                 36,675
Gilead Sciences Inc                  Common Stock      375558103     927     19,925SH     SOLE                 19,925
Goldman Sachs Group Inc              Common Stock     38141G104      822      4,460SH     SOLE                  4,460
Grupo Televisa SA DE CV SPON ADR     SP ADR REP ORD   40049J206      235     12,615SH     SOLE                 12,615
HSBC PLC Spon ADR                    SPON ADR NEW      404280406     398      6,943SH     SOLE                  6,943
Hewlett-Packard Co                   Common Stock      428236103     687     14,548SH     SOLE                 14,548
Icici Bank Ltd Adr                   ADR              45104G104      281      7,294SH     SOLE                  7,294
Infosys Technologies Ltd             Sponsored ADR     456788108     434      8,944SH     SOLE                  8,944
Intel Corp                           Common Stock      458140100     239     12,200SH     SOLE                 12,200
International Business Machines Corp Common Stock      459200101     580      4,850SH     SOLE                  4,850
iShares TIPS Bond Fund               Barclys TIPS BD   464287176     535      5,200SH     SOLE                  5,200
iShares Barclays Aggregate Bond Fund Barclys USAGG BD  464287226     201      1,913SH     SOLE                  1,913
iShares MSCI Emerging Markets Index FMSCI Emerg Mkt    464287234     604     15,530SH     SOLE                 15,530
iShares MSCI EAFE Index Fund         MSCI EAFE IDX     464287465     452      8,275SH     SOLE                  8,275
iShares S&P Smallcap 600             S&P Smlcap 600    464287804     877     16,755SH     SOLE                 16,755
Itau UniBanco Multiplo ADR           SPONS ADR         465562106   1,061     52,672SH     SOLE                 52,672
J.P. Morgan Chase & Co               Common Stock     46625H100      949     21,647SH     SOLE                 21,647
Johnson & Johnson                    Common Stock      478160104     884     14,525SH     SOLE                 14,525
Kinder Morgan Energy Partners LP     UT LTD Partner    494550106     348      6,450SH     SOLE                  6,450
L-3 Communications Holdings Inc      Common Stock      502424104     861     10,725SH     SOLE                 10,725
Lowes Companies Inc                  Common Stock      548661107     419     20,025SH     SOLE                 20,025
Metlife Inc                          Common Stock     59156R108      529     13,891SH     SOLE                 13,891
Mettler Toledo Intl Inc              Common Stock      592688105     446      4,923SH     SOLE                  4,923
Microsoft Corp.                      Common Stock      594918104     602     23,398SH     SOLE                 23,398
Monsanto Co                          Common Stock     61166w101      664      8,575SH     SOLE                  8,575
Newfield Exploration Co              Common Stock      651290108     200      4,700SH     SOLE                  4,700
Nike Inc                             Common Stock      654106103     786     12,150SH     SOLE                 12,150
Nobel Learning Communities Inc       Common Stock      654889104     185     19,709SH     SOLE                 19,709
Nokia Corporation                    Sponsored ADR     654902204     400     27,329SH     SOLE                 27,329
Noble Energy Inc                     Common Stock      655044105     477      7,225SH     SOLE                  7,225
Norfolk Southern Corp                Common Stock      655844108     216      5,000SH     SOLE                  5,000
Northern Trust Corp                  Common Stock      665859104     577      9,925SH     SOLE                  9,925
Oneok Partners LP                    Unit Ltd Partn   68268N103      582     11,000SH     SOLE                 11,000
Pepsico Inc.                         Common Stock      713448108     438      7,475SH     SOLE                  7,475
Petroleo Brasileiro Adr              Sponsored ADR    71654V408      737     16,066SH     SOLE                 16,066
Plains All American Pipeline LP      Unit Ltd Partn    726503105     241      5,200SH     SOLE                  5,200
Plains Exploration & Production Co   Common Stock      726505100     278     10,050SH     SOLE                 10,050
Powershs Water Resources Ptf         Water Resource   73935X575      218     13,075SH     SOLE                 13,075
PowerShs DB Agriculture Fund         DB Agricult FD   73936B408      376     14,775SH     SOLE                 14,775
PowerShares MENA                     MENA Frntr ETF   73936Q603      351     24,233SH     SOLE                 24,233
Praxair Inc                          Common Stock     74005P104    1,405     17,200SH     SOLE                 17,200
Precision Castparts Corp             Common Stock      740189105     568      5,575SH     SOLE                  5,575
Procter & Gamble Co.                 Common Stock      742718109     947     16,342SH     SOLE                 16,342
Qualcomm Inc                         Common Stock      747525103   1,138     25,300SH     SOLE                 25,300
S&P DEP Receipts                     Unit SER 1       78462F103    1,256     11,891SH     SOLE                 11,891
SPDR Gold Trust                      Gold SHS         78463V107      326      3,300SH     SOLE                  3,300
SPDR DB Int'l Govt Inflation-ProtecteDB INT GVT ETF   78464A490      506      9,000SH     SOLE                  9,000
Schlumberger Ltd                     Common Stock      806857108   1,265     21,225SH     SOLE                 21,225
Symantec Corp                        Common Stock      871503108     247     15,000SH     SOLE                 15,000
Taiwan Semiconductor MFG Co LTD SPON Sponsored ADR     874039100     252     22,961SH     SOLE                 22,961
Take Two Interactive Software Inc    Common Stock      874054109     168     15,000SH     SOLE                 15,000
Target Corporation                   Common Stock     87612E106      591     12,650SH     SOLE                 12,650
Tata Motors LTD                      Sponsored ADR     876568502     261     20,117SH     SOLE                 20,117
Teva Pharmaceutical Ind              ADR               881624209   1,518     30,030SH     SOLE                 30,030
Textron Incorporated                 Common Stock      883203101     232     12,200SH     SOLE                 12,200
Thermo Fisher Scientific             Common Stock      883556102     670     15,350SH     SOLE                 15,350
Thoratec Corp                        Common Stock      885175307   1,308     43,200SH     SOLE                 43,200
3M Company                           Common Stock     88579Y101      367      4,975SH     SOLE                  4,975
Union Pacific Corp                   Common Stock      907818108     484      8,300SH     SOLE                  8,300
Vale S.A.                            ADR              91912E105      429     18,553SH     SOLE                 18,553
Valero Energy Corp                   Common Stock     91913Y100      256     13,200SH     SOLE                 13,200
Varian Medical Systems Inc           Common Stock     92220P105      573     13,600SH     SOLE                 13,600
Verizon Communications               Common Stock     92343V104      235      7,752SH     SOLE                  7,752
Visa Inc.                            Common Stock     92826C839      461      6,675SH     SOLE                  6,675
Vodafone Group PLC                   Spons ADR New    92857W209      501     22,263SH     SOLE                 22,263
Wells Fargo & Co.                    Common Stock      949746101     402     14,250SH     SOLE                 14,250
Windstream Corp                      Common Stock     97381W104      219     21,650SH     SOLE                 21,650
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